CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Net loss	$ (40,817)	$ (111,457)	$ (5,295)	$ (9,727)	$ (23,385)	$ (28,741)	$ (26,827)	$ (2,182)	$ (149,864)	$ (67,226)	$ (62,300)
Other comprehensive income (loss), net of tax:
Changes in unrealized gain on available for sale securities	(11)				0				(60)	17	10
Foreign currency translation adjustments	(11)				(2)				46	(85)	(128)
Total other comprehensive income (loss), net of tax	(22)				(2)				(14)	(68)	(118)
Comprehensive income (loss)	$ (40,839)				$ (23,387)				$ (149,878)	$ (67,294)	$ (62,418)